Investments - Balance Sheet Offsetting, Assets (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Financial Asset Offsetting
Gross amount of recognized assets subject to netting agreements	$ 375.7	$ 369.5
Amount of liabilities that offset the gross amount of assets subject to netting agreements not offset in statement of financial position	(166.0)	(133.5)
Collateral received, financial assets	(203.7)	(233.7)
Net amount of assets subject to netting agreements	6.0	2.3
Derivative assets
Financial Asset Offsetting
Gross amount of recognized assets subject to netting agreements	253.0	256.6
Amount of liabilities that offset the gross amount of assets subject to netting agreements not offset in statement of financial position	(166.0)	(133.5)
Collateral received, financial assets	(81.0)	(120.8)
Net amount of assets subject to netting agreements	6.0	2.3
Reverse repurchase agreements
Financial Asset Offsetting
Gross amount of recognized assets subject to netting agreements	122.7	112.9
Collateral received, financial assets	$ (122.7)	$ (112.9)